Notes Payable (Details Narrative)																3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 14, 2018 USD ($) $ / shares shares	Sep. 11, 2018 USD ($) $ / shares	Aug. 21, 2018 USD ($)	Jul. 30, 2018 USD ($) $ / shares	Jul. 27, 2018 USD ($) Integer $ / shares	Jul. 19, 2018 USD ($)	Jul. 10, 2018 USD ($) $ / shares shares	Jun. 25, 2018 USD ($) $ / shares shares	Jun. 13, 2018 USD ($)	May 01, 2018 USD ($) $ / shares	Mar. 07, 2018 USD ($) $ / shares	Jan. 12, 2018 USD ($) $ / shares	Nov. 09, 2017 USD ($) Integer $ / shares	Nov. 03, 2017 USD ($)	Nov. 01, 2017 USD ($) Integer $ / shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) Integer $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 19, 2017 USD ($)	Nov. 15, 2017 USD ($)	May 09, 2017 USD ($)
Conversion on debt principal and interest																		$ 100,000
Shares issued upon notes conversion | shares																		200,000
Amortization of debt discount expenses																	$ 39,655	$ (21,275)
Interest expense related to notes																	36,185	$ 44,851
Loss of conversion of stock																$ 1,270,417	$ 1,396,433
Tangiers Global, LLC [Member]
Debt instrument face amount	$ 75,000
Debt instrument fixed interest rate																10.00%	10.00%
Note conversion price per share | $ / shares	$ 0.15															$ 1.25	$ 1.25
Debt instrument, trading percentage																	65.00%
Debt instrument, threshold trading days | Integer																	20
Shares issued upon notes conversion | shares	490,998
Note payable commitment fee														$ 75,000		$ 75,000	$ 75,000
Note due date																	Jun. 24, 2018
Tangiers Global, LLC [Member] | 10% Fixed Convertible Promissory Note Payable [Member]
Debt instrument face amount													$ 330,000
Debt instrument fixed interest rate													10.00%
Note conversion price per share | $ / shares							$ 0.50	$ 1.25					$ 1.25
Debt instrument, trading percentage													65.00%
Debt instrument, threshold trading days | Integer													20
Conversion on debt principal and interest							$ 198,724	$ 82,500
Shares issued upon notes conversion | shares							362,043	198,317
Tangiers Global, LLC [Member] | 10% Fixed Convertible Promissory Note Payable [Member] | Investor [Member]
Debt instrument face amount																				$ 150,000	$ 150,000
Tangiers Global, LLC [Member] | Convertible Promissory Notes Payable [Member]
Debt instrument fixed interest rate																10.00%	10.00%	10.00%
Crossover Capital Fund I, LLC [Member] | 8% Fixed Convertible Promissory Note Payable [Member]
Debt instrument face amount															$ 115,000
Debt instrument fixed interest rate															8.00%
Note conversion price per share | $ / shares															$ 1.30	$ 0.28	$ 0.28
Debt instrument, trading percentage															65.00%
Debt instrument, threshold trading days | Integer															20
Shares issued upon notes conversion | shares																	525,815
Notes, accrued interest																$ 5,369	$ 5,369
Crossover Capital Fund I, LLC [Member] | 8% Fixed Back-End Convertible Promissory Note Payable [Member]
Debt instrument face amount					$ 115,000
Debt instrument fixed interest rate					8.00%
Note conversion price per share | $ / shares					$ 1.3
Debt instrument, trading percentage					65.00%
Debt instrument, threshold trading days | Integer					20
Notes, accrued interest																$ 1,638	$ 1,638
Power Up Lending, LLC [Member] | 12% Fixed Convertible Promissory Note Payable [Member]
Debt instrument face amount		$ 53,000		$ 53,000						$ 53,000	$ 63,000	$ 153,000
Debt instrument fixed interest rate		12.00%		12.00%						12.00%	12.00%	12.00%
Note conversion price per share | $ / shares		$ 1.75		$ 1.75						$ 1.75	$ 1.75	$ 1.75				$ 0.36	$ 0.36
Shares issued upon notes conversion | shares																	478,533
Note due date		Jun. 30, 2019		May 15, 2019						Nov. 01, 2018	Sep. 07, 2018	Jul. 12, 2018
Notes, accrued interest																$ 13,129	$ 13,129
Power Up Lending, LLC [Member] | 12% Fixed Convertible Promissory Note Payable One [Member]
Notes, accrued interest																4,018	4,018
Power Up Lending, LLC [Member] | 12% Fixed Convertible Promissory Note Payable Two [Member]
Notes, accrued interest																2,650	2,650
Power Up Lending, LLC [Member] | 12% Fixed Convertible Promissory Note Payable Three [Member]
Notes, accrued interest																1,080	1,080
Power Up Lending, LLC [Member] | 12% Fixed Convertible Promissory Note Payable Four [Member]
Notes, accrued interest																$ 331	$ 331
Power Up Lending, LLC [Member] | 12% Fixed Convertible Promissory Note Payable [Member]
Note conversion price per share | $ / shares																$ 0.24	$ 0.24
Shares issued upon notes conversion | shares																	352,782
Crown Bridge Partners, LLC [Member]
Note payable commitment fee																		$ 75,000
Crown Bridge Partners, LLC [Member] | 10% Fixed Convertible Promissory Note Payable [Member]
Debt instrument face amount			$ 25,000
Debt instrument fixed interest rate			10.00%
Note due date			Aug. 21, 2019						Jun. 13, 2019
Notes, accrued interest																$ 2,240	$ 2,240
Crown Bridge Partners, LLC [Member] | 10% Convertible Promissory Note Payable [Member]
Debt instrument face amount									$ 75,000
Debt instrument fixed interest rate									10.00%
Crown Bridge Partners, LLC [Member] | 10% Convertible Promissory Note Payable One [Member]
Notes, accrued interest																274	274
GS Capital [Member] | 10% Convertible Promissory Note Payable [Member]
Debt instrument face amount						$ 125,000
Debt instrument fixed interest rate						10.00%
Note due date						Jul. 19, 2019
Notes, accrued interest																$ 2,446	$ 2,446
Investment Agreement [Member] | Tangiers Global, LLC [Member]
Equity method investments														$ 10,000,000
Equity method investment, description														The Company entered into an investment agreement (the "Investment Agreement") with Tangiers Global LLC ("Tangiers") pursuant to which the Company agreed to file a registration statement with the SEC registering the shares underlying the Investment Agreement, which permitted the Company to "put" up to ten million dollars ($10,000,000) in shares of our Common Stock to Tangiers over a period of up to thirty-six (36) months or until $10,000,000 of such shares have been put (the "Registration Statement").
Chief Executive Officer [Member]
Debt instrument face amount																						$ 50,000
Debt instrument fixed interest rate																						8.00%
Notes, accrued interest																		$ 2,586